Employee benefit plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ (290,664)	¥ 130,455	¥ 71,890
Recognized net actuarial loss	5,850	7,302	12,562
Prior service costs	489	381	427
Amortization of prior service costs	(4,669)	(4,723)	(5,566)
Amortization of net transition obligation	0	0	0
Other	76	46
Total recognized in other comprehensive income (loss)	(288,918)	133,461	79,313
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(11,242)	(97,772)	52,253
Recognized net actuarial loss	7,121	2,892	5,224
Prior service costs	573	(3,217)	(96)
Amortization of prior service costs	435	377	359
Amortization of net transition obligation	0	0	0
Other	272	7,564	(7,605)
Total recognized in other comprehensive income (loss)	¥ (2,841)	¥ (90,156)	¥ 50,135